Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Leases [Abstract]
Schedule of right-of-use assets

For the six months ended June 30,			2023
	Premises	Equipment	Total
Cost
Balance, beginning of the year	$58.5	$0.7	$59.2
Additions	9.6	0.1	9.7
Termination/derecognition	(0.7)	—	(0.7)
Balance, end of the year	67.4	0.8	68.2

Accumulated depreciation
Balance, beginning of the year	(8.3)	(0.1)	(8.4)
Termination/derecognition	0.7	—	0.7
Depreciation	(3.7)	(0.1)	(3.8)
Balance, end of the year	(11.3)	(0.2)	(11.5)
Carrying amounts	$56.1	$0.6	$56.7